Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details {2}
Revenue - products	$ 15,618,859	$ 12,770,907	$ 14,042,956
Revenue - related party	4,849	39,342	319,546
Total revenues	15,623,708	12,810,249	14,362,502
Cost of revenue - products	8,443,494	7,187,415	7,378,471
Cost of revenue - related party	7,059	25,291	273,122
Total cost of revenues	8,450,553	7,212,706	7,651,593
Gross profit	7,173,155	5,597,543	6,710,909
Operating expenses
Selling expenses	957,572	595,995	421,869
General and administrative expenses	5,482,336	4,594,438	4,397,603
Research and development expenses	975,055	1,063,210	791,762
Total operating expenses	7,414,963	6,253,643	5,611,234
(Loss) Income from operations	(241,808)	(656,100)	1,099,675
Other income
Other income, net	268,404	220,477	336,576
Lease income - related party	17,224	19,762	19,126
Financial (expense) income, net	(82,978)	122,226	(160,735)
Total other income, net	202,650	362,465	194,967
(Loss) Income before income taxes	(39,158)	(293,635)	1,294,642
Income tax expense	(131,119)	(278,082)	(537,881)
Net (loss) income	(170,277)	(571,717)	756,761
Less: net loss attributable to noncontrolling interests	(156,861)	(91,698)	(99,775)
Net (loss) income attributable to Tungray Technologies Inc	(13,416)	(480,019)	856,536
Foreign currency translation adjustment	996,125	(735,131)	113,999
Comprehensive income (loss)	825,848	(1,306,848)	870,760
Less: comprehensive loss attributable to noncontrolling interests	(150,903)	(99,086)	(100,078)
Total comprehensive income (loss) attributable to Tungray Technologies Inc	$ 976,751	$ (1,207,762)	$ 970,838
Weighted average number of common shares outstanding - basic and diluted	16,353,485	15,949,600	15,000,000
Earnings (Loss) per common share - basic and diluted	$ (0)	$ (0.03)	$ 0.06